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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Genworth Financial, Inc.
Address: 6620 West Broad Street
         Richmond, Virginia  23230

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Ryan
Title:   Finance Leader
Phone:   (804) 662-2472

Signature, Place, and Date of Signing:

        William Ryan                 Richmond, Virginia        November 10, 2005
------------------------------   --------------------------    -----------------
         [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-______________________________________________________________________
[Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 29 lines

Form 13F Information Table Value Total: 125,707.50
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                                                     FORM 13F INFORMATION TABLE

        COLUMN 1                  COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                                             VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
     NAME OF ISSUER           TITLE OF CLASS      CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------  -----------------   ---------   --------   -------- ---  ----  ----------  --------  -------------------
ALABAMA POWER CO            PREFERRED STOCK     10392405         27        339
AVAYA INC                   COMMON STK          53499109      1,484    150,000
CENTAUR FUNDING CORP        PREFERRED STOCK     151327202    46,361     35,500
CENTAUR FUNDING CORP        PREFERRED STOCK     151327400    53,694    133,195
CONNECTICUT LIGHT & POWER   PREFERRED STOCK     207597774       492      9,425
CYTYC CORP                  COMMON STK          232946103       247      9,262
ENTERGY ARKANSAS INC        PREFERRED STOCK     29364D605         7         75
ENTERGY ARKANSAS INC        PREFERRED STOCK     29364D829        93        900
ENTERGY ARKANSAS INC        PREFERRED STOCK     29364D852        21        200
ENTERGY LOUISIANA INC       PREFERRED STOCK     29364M209        14        200
ENTERGY LOUISIANA INC       PREFERRED STOCK     29364M605         3         35
ENTERGY LOUISIANA INC       PREFERRED STOCK     29364M803       606     25,500
ENTERGY LOUISIANA INC       PREFERRED STOCK     29364M837        27        275
ENTERGY LOUISIANA INC       PREFERRED STOCK     29364M845        10        100
FLEET FUNDING INC           PREFERRED STOCK     33901Y205    11,200     10,000
FLEET FUNDING INC           PREFERRED STOCK     33901Y304    10,350     11,500
FORMAN PETROLEUM CORP       COMMON STK          346361918         -          2
GREAT PLAINS ENERGY INC     PREFERRED STOCK     391164209       685      9,130
LACLEDE GAS CO              PREFERRED STOCK     505588301       131      5,940
MONONGAHELA POWER CO        PREFERRED STOCK     610202301        28        338
MONONGAHELA POWER CO        PREFERRED STOCK     610202509        26        268
MONTPELIER RE HOLDINGS LTD  COMMON STK          G62185106       146      5,720
OTTER TAIL CORP             PREFERRED STOCK     689648202        32        486
PACIFICORP                  PREFERRED STOCK     695114207        11        140
PACIFICORP                  PREFERRED STOCK     695114603         3         31
POTOMAC ELECTRIC POWER      PREFERRED STOCK     737679209         6        130
POTOMAC ELECTRIC POWER      PREFERRED STOCK     737679308         4         92
SCIENT INC                  COMMON STK          808649305         -     21,852
US AIRWAYS GROUP INC        COMMON STK          911905503         0      1,535
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